Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,088	€ 1,141
Total assets	843,878	842,216	€ 1,002,228
Total liabilities	794,734	794,353
Total Income	€ 18,590	€ 17,902	€ 18,007
TMB Public Company Limited [member]
Disclosure of investments in associates and joint ventures [line items]
Interest held	30.00%	30.00%
Fair value of listed investment	€ 1,006	€ 729
Balance sheet value	877	861
Total assets	21,251	21,439
Total liabilities	19,004	19,275
Total Income	711	685
Total expenses	507	489
Other investments in associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 211	€ 280